Investment Objectives and Goals - Innovator International Developed Power Buffer ETF - July	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the price return of the iShares MSCI EAFE ETF, up to the upside cap of 13.60% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares MSCI EAFE ETF losses, over the period from July 1, 2025 to June 30, 2026.